LEASES	3 Months Ended
Mar. 31, 2022
Leases [Abstract]
LEASES	LEASES
Lessee
The Company has mainly operating lease contracts for buildings, plant and machinery, vehicles, IT equipment and machinery.
Leases with a term of 12 months or less are not recorded in the balance sheet. For these leases the Company recognized, on a straight-line basis over the lease term, lease expense of $1 million and $1 million in the three months ended March 31, 2022 and 2021, respectively.
For the three months ended March 31, 2022 and 2021, the Company incurred operating lease expenses of $16 million and $17 million, respectively.
At March 31, 2022, the Company has recorded approximately $191 million of right-of-use assets and $192 million of related lease liability included in Other Assets and Other Liabilities, respectively. At March 31, 2022, the weighted average remaining lease term (calculated on the basis of the remaining lease term and the lease liability balance for each lease) and the weighted average discount rate for operating leases were 5.7 years and 3.5%, respectively.
During the three months ended March 31, 2022 and 2021 leased assets obtained in exchange for operating lease obligations were $11 million and $9 million, respectively. The operating cash outflow for amounts included in the measurement of operating lease obligations was $16 million and $18 million as of March 31, 2022 and 2021, respectively.
Lessor
The Company, primarily through its Financial Services segment, leases equipment and vehicles to retail customers under operating leases. Our leases typically have terms of 3 to 5 years with options available for the lessee to purchase the equipment at the lease term date. Revenue for non-lease components is accounted for separately.

LEASES	LEASES
Lessee
The Company has mainly operating lease contracts for buildings, plant and machinery, vehicles, IT equipment and machinery.
Leases with a term of 12 months or less are not recorded in the balance sheet. For these leases the Company recognized, on a straight-line basis over the lease term, lease expense of $1 million and $1 million in the three months ended March 31, 2022 and 2021, respectively.
For the three months ended March 31, 2022 and 2021, the Company incurred operating lease expenses of $16 million and $17 million, respectively.
At March 31, 2022, the Company has recorded approximately $191 million of right-of-use assets and $192 million of related lease liability included in Other Assets and Other Liabilities, respectively. At March 31, 2022, the weighted average remaining lease term (calculated on the basis of the remaining lease term and the lease liability balance for each lease) and the weighted average discount rate for operating leases were 5.7 years and 3.5%, respectively.
During the three months ended March 31, 2022 and 2021 leased assets obtained in exchange for operating lease obligations were $11 million and $9 million, respectively. The operating cash outflow for amounts included in the measurement of operating lease obligations was $16 million and $18 million as of March 31, 2022 and 2021, respectively.
Lessor
The Company, primarily through its Financial Services segment, leases equipment and vehicles to retail customers under operating leases. Our leases typically have terms of 3 to 5 years with options available for the lessee to purchase the equipment at the lease term date. Revenue for non-lease components is accounted for separately.